SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents	$ 33,540	$ 12,201	$ 750	$ 2,343	$ 168	$ 1,398
Other current receivables	549	587		1,993
Total current assets	$ 34,932	12,788		4,336
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents		12,201		2,343
Other current receivables		587		1,993
Total current assets		$ 12,788		$ 4,336